Stockholders Deficit (Details) - USD ($)					12 Months Ended
	Dec. 22, 2021	Dec. 20, 2021	Oct. 31, 2021	Apr. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Stockholders' Deficit [Line Items]
Preferred stock, shares authorized					1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Preferred stock, shares issued					0	0
Preferred stock, shares outstanding					0	0
Common stock, shares authorized					100,000,000	100,000,000
Common stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Cancellation shares of common stock			862,500
Common stock, description		On December 20, 2021, the Company effected a 1.1- for-1 stock dividend of its common stock
Common stock, shares issued					5,193,750	5,193,750
Common stock, shares outstanding					5,193,750	5,193,750
Common stock subject to redemption					833,469	18,975,000
Voting share percentage					50.00%
Over-Allotment Option [Member]
Stockholders' Deficit [Line Items]
Representative shares	37,500
Common Stock [Member]
Stockholders' Deficit [Line Items]
Shares issued				5,175,000	3,875,000
Price per share (in Dollars per share)					$ 10
Representative shares	450,000
Sponsor [Member]
Stockholders' Deficit [Line Items]
Share issued amount (in Dollars)				$ 25,000
Price per share (in Dollars per share)				$ 0.005
Sponsor [Member] | Common Stock [Member]
Stockholders' Deficit [Line Items]
Cancellation shares of common stock			862,500
Common stock, description					On December 20, 2021, the Company effected a 1.1- for-1 stock dividend of its common stock
Aggregate number of shares owned		4,743,750